Summarized Financial Information of Citizens Holding Company - Summarized Balance Sheets Financial Information of Citizens Holding Company (Detail) - USD ($) $ in Thousands		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Assets
Other assets		$ 6,406		$ 6,612
Total assets		1,450,692		1,195,434
Liabilities
Other liabilities		4,496		2,647
Shareholders' equity		119,548		112,800		$ 83,866	$ 88,452
Total liabilities and shareholders' equity		1,450,692		1,195,434
Citizens Holding Company [Member]
Assets
Cash		2,197	[1]	1,736	[1]	$ 1,596	$ 2,370
Investment in bank subsidiary	[1]	117,078		110,892
Other assets	[1]	273		172
Total assets		119,548		112,800
Liabilities
Other liabilities
Shareholders' equity		119,548		112,800
Total liabilities and shareholders' equity		$ 119,548		$ 112,800

[1]	Fully or partially eliminates in consolidation.